UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23352

FlowStone Opportunity Fund

(Exact name of registrant as specified in charter)

55 Nod Road, Ste 120

Avon, CT 06001

(Address of principal executive offices) (Zip code)

Scott Conners

FlowStone Partners, LLC

55 Nod Road, Ste 120

Avon, CT 06001

(Name and address of agent for service)

registrant's telephone number, including area code: (312) 429-2419

Date of fiscal year end: March 31

Date of reporting period: March 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

FlowStone Opportunity Fund

Annual Report

For the Period August 30, 2019 (Commencement of Operations) to March 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, www.flowstonepartners.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you elect, or have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically, by calling the Fund, c/o UMB Fund Services, at 1-888-799-0799 or by sending an email to flowstone@umb.com, or by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund, c/o UMB Fund Services, by telephone at 1-888-799-0799 or by email to flowstone@umb.com. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

FlowStone Opportunity Fund

Table of Contents

Investor Letter	2
Schedule of Investments	3-4
Statement of Assets, Liabilities and Shareholders’ Capital	5
Statement of Operations	6
Statement of Changes in Shareholders’ Capital	7
Statement of Cash Flows	8
Financial Highlights	9
Notes to the Financial Statements	10-16
Report of Independent Registered Public Accounting Firm	17
Other Information	18
Fund Management	19-21
Privacy Notice	22-23

FlowStone Opportunity Fund

Investor Letter
March 31, 2020 (Unaudited)

To All FlowStone Opportunity Fund investors:

We are very pleased to present you with the annual report for the FlowStone Opportunity Fund, dated March 31, 2020. From August 30, 2019 (commencement of operations) through March 31, 2020, the Fund has accepted $43.8 million in new subscriptions. The Fund’s Net Asset Value is $45.4 million, as of March 31, 2020. During the First Quarter, the Fund Net Asset Value decreased 3.15%, which represents a decline significantly lower than the Fund’s public equity benchmarks (Russell 2000; S&P 500). Since its August 30, 2019 inception, the Fund has generated a 5.40% total return for its investors. While the Adviser is never pleased to report a quarterly decrease in the value of the Fund, we are satisfied with the diversification, lower correlation, and long-term valuation creation characteristics of the Fund’s private equity portfolio relative to the public equity markets.

Through Q1 2020, the Fund has completed four private equity transactions, the details of which can be found in the Quarterly Snapshot section of the Adviser’s website (www.flowstonepartners.com). Despite the limited transaction volume during the quarter resulting from the COVID-19 pandemic, the Adviser is pleased with quality, pricing, and pace of the Fund’s investment activity. We expect the private equity secondary markets will enjoy increased transaction volume as private equity funds make their first and second quarter valuations available. We believe that the stabilization of public equity markets supports the case for increased transaction volume. The Fund has approximately $27 million of uninvested capital available to make secondary purchases and primary commitments in the private equity market. A potential increase in deal volume combined with a retrenchment in the valuation of equity securities may create an attractive buying opportunity for the Fund.

Please don’t hesitate to contact us with any questions or concerns.

Sincerely,

Scott P. Conners, CFA
President
FlowStone Opportunity Fund

Past performance is not indicative of future results. Investment in this Fund may result in the loss of all principal amounts invested. Shares are not listed on any securities exchange and it is not anticipated that a secondary market for Shares will develop. Shares are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Agreement and Declaration of Trust. Although the Fund may offer to repurchase Shares from time to time, Shares will not be redeemable at a Shareholder’s option nor will they be exchangeable for Shares or shares of any other fund. As a result, an investor may not be able to sell or otherwise liquidate his or her Shares. Shares are appropriate only for those investors who can tolerate a high degree of risk and do not require a liquid investment and for whom an investment in the Fund does not constitute a complete investment program. The amount of distributions that the Fund may pay, if any, is uncertain. The Fund may pay distributions in significant part from sources that may not be available in the future and that are unrelated to the Fund’s performance, such as offering proceeds, borrowings, and amounts from the Fund’s affiliates that are subject to repayment by investors.

This is not an offer to sell Shares and is not soliciting an offer to buy Shares in any state or jurisdiction where such offer or sale is not permitted. You are advised to read the Prospectus carefully prior to investment.

Investments in the Fund may be made only by “Eligible Investors” defined as a “qualified client” within the meaning of Rule 205-3 under the Advisers Act and an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended (the “Securities Act”).

This material represents the manager’s assessment of the Fund and market environment as of March 31, 2020 and should not be relied upon by the reader as research, tax or investment advice, is subject to change at any time based upon economic, market, or other conditions and the Advisor undertakes no obligation to update the views expressed herein. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Fund’s trading intent.

The Fund’s principal underwriter is Foreside Financial Services, LLC.

FlowStone Opportunity Fund

Schedule of Investments
March 31, 2020

Investment Funds	Geographic Region	Redemptions Permitted*	Redemption Notice Period*	Investment Strategy	Cost	Fair Value	% of Shareholders’ Capital	Original Acquisition Date
Primary Investments
Apax X USD, L.P.(a)(b)(c)	Guernsey	NA	NA	Leveraged Buyout	$—	$(45,435)	-0.10%	3/3/2020
Liquid Stock I, L.P.(a)(b)	North America	NA	NA	Private Equity Fund	1,049,622	1,113,614	2.45%	8/30/2019
Total Primary Investments (Cost $1,049,622) (2.35%)**						1,068,179

Secondary Investments
AIC Credit Opportunities Partners Fund II, L.P.(b)	North America	NA	NA	Private Credit	6,000,000	4,572,414	10.08%	10/31/2019
Ampersand 2006, L.P.(b)(d)	North America	NA	NA	Venture	1,494,514	1,958,924	4.32%	12/31/2019
Canaan VII, L.P.(a)(b)	North America	NA	NA	Venture	423,760	667,711	1.47%	12/31/2019
Catterton Partners VI, L.P.(a)(b)	North America	NA	NA	Leveraged Buyout	922,167	1,398,578	3.08%	12/31/2019
Cortec Group Fund IV, L.P.(a)(b)	North America	NA	NA	Leveraged Buyout	26,946	31,584	0.07%	12/31/2019
Crosslink Ventures V, L.P.(a)(b)	North America	NA	NA	Venture	460,328	698,850	1.54%	1/1/2020
Dace Ventures I, L.P.(a)(b)	North America	NA	NA	Venture	277,117	353,000	0.78%	12/31/2019
Draper Fisher Jurvetson Growth 2006, L.P.(a)(b)	North America	NA	NA	Leveraged Buyout	1,977,051	2,571,295	5.67%	12/31/2019
Emerald Partners V, L.P.(a)(b)	North America	NA	NA	Leveraged Buyout	5,949	30,300	0.07%	12/31/2019
EnerTech Capital Partners III, L.P.(a)(b)	North America	NA	NA	Venture	282,526	295,882	0.65%	12/31/2019
Institutional Venture Partners XII, L.P.(a)(b)	North America	NA	NA	Venture	563,162	615,236	1.36%	12/31/2019
JK&B Capital V, L.P.(a)(b)(d)(e)	North America	NA	NA	Venture	146,191	198,905	0.44%	12/31/2019
Parthenon Investors III, L.P.(a)(b)	North America	NA	NA	Leveraged Buyout	1,024,992	1,661,420	3.66%	12/31/2019
Point 406 Ventures I, L.P.(a)(b)	North America	NA	NA	Venture	1,791,010	1,780,129	3.92%	12/31/2019
Rembrandt Venture Partners Fund Two, L.P.(a)(b)	North America	NA	NA	Venture	878,616	990,201	2.18%	12/31/2019
Tudor Ventures III, L.P.(a)(b)	North America	NA	NA	Venture	82,622	54,284	0.12%	12/31/2019
Total Secondary Investments (Cost $16,356,951) (39.41%)**						17,878,713
Total Investment Funds (Cost $17,406,573) (41.76%)**						$18,946,892

See accompanying Notes to the Financial Statements.

FlowStone Opportunity Fund

Schedule of Investments
March 31, 2020 (Continued)

Money Market Fund	Fair Value
Short-Term Investment (59.37%)**
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio (Shares 26,932,041), 0.12% (f)	$26,932,041
Total Money Market Fund (Cost $26,932,041) (59.37%)**	$26,932,041

Total Investments (Cost $44,338,614) (101.13%)**	$45,878,933
Liabilities less other assets (-1.13%)**	(512,535)
Shareholders’ Capital - 100.00%**	$45,366,398

Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are Private Equity Fund Investments generally acquired in the secondary market.

*	Certain Investment Funds will distribute proceeds upon realization events and such proceeds are distributed at the discretion of the Investment Manager, as they become available.

**	As a percentage of total shareholders’ capital.

(a)	Non-income producing.

(b)	Investment Funds are issued in private placement transactions and as such are restricted as to resale per Rule 12-12-8 of Regulation S-X.

(c)	As of March 31, 2020, no capital has been contributed to this Investment Fund and the fair value represents a liability of a commitment to the Investment Fund.

(d)	The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner.

(e)	Fair valued by the Fair Value Committee based on policies and procedures established by the Board of Trustees and considered a Level 3 investment.

(f)	The rate quoted is the annualized seven-day yield of the fund at the period end.

See accompanying Notes to the Financial Statements.

FlowStone Opportunity Fund

Statement of Assets, Liabilities and Shareholders’ Capital
March 31, 2020

Assets
Investments in Investment Funds, at fair value (cost $17,406,573)	$18,992,327
Investments in Short-Term Investments, at fair value (cost $26,932,041)	26,932,041
Cash	280,000
Due from adviser	635,123
Deferred offering costs (See note 7)	127,835
Dividends receivable	15,191
Total Assets	46,982,517

Liabilities
Due to adviser	425,514
Shareholders’ Capital received in advance	280,000
Investment Advisory fee payable	179,916
Professional fees payable	179,830
Administration & Accounting fees payable	45,750
Investment Fund purchase payable (cost $0)	45,435
Transfer Agent fees payable	13,333
Chief Compliance Officer & Chief Financial Officer fees payable	14,105
Trustees fees payable	37,220
Incentive fee payable	329,102
Other accrued expenses	65,914
Total Liabilities	1,616,119

Shareholders’ Capital	$45,366,398

Shareholders’ Capital
Paid-in Capital	$43,868,900
Total distributable earnings	1,497,498

Total Shareholders’ Capital	$45,366,398

Shares Outstanding	4,304,938

Net asset value per Share:	$10.54

See accompanying Notes to the Financial Statements.

FlowStone Opportunity Fund

Statement of Operations
For the Period Ended March 31, 2020*

Income
Dividend income	$639,293
Interest Income	65,488
Total Income	704,781

Expenses
Incentive Fee (See Note 6)	329,102
Professional fees	299,440
Investment Advisory fee (See Note 6)	294,634
Offering costs (See Note 7)	179,979
Chief Compliance Officer & Chief Financial Officer fees	81,858
Trustees’ fees	58,470
Administration & Accounting fees	45,750
Transfer Agent fees	13,333
Other expenses	87,399
Total Expenses	1,389,965

Less Waivers (See Note 6):
Expense waiver	(493,624)
Investment Advisory fee waiver**	(114,718)
Total Waiver	(608,342)

Net Expenses	781,623

Net Investment Income (Loss)	(76,842)

Net Realized Gain and Change in Unrealized Appreciation/Depreciation on Investments in Investment Funds
Realized gain from investments in Investment Funds	21,807
Net change in unrealized appreciation/depreciation on investments in Investment Funds	1,540,319
Total Net Realized Gain and Change in Unrealized Appreciation/Depreciation in Investment Funds	1,562,126

Net increase in Shareholders’ Capital from operations	$1,485,284

*

Reflects operations from August 30, 2019 (commencement of operations) to March 31, 2020. Prior to the commencement of operations date, the Fund was inactive except for matters related to the Fund’s establishment, designation and planned registration.

**	Investment Advisory Fee Waiver not subject to recoupment (See note 6).

See accompanying Notes to the Financial Statements.

FlowStone Opportunity Fund

Statement of Changes in Shareholders’ Capital
For the Period Ended March 31, 2020*

Operations
Net investment income (loss)	$(76,842)
Realized gain from investments in Investment Funds	21,807
Net change in unrealized appreciation/depreciation on investments in Investment Funds	1,540,319
Net increase in Shareholders’ Capital from operations	1,485,284

Shareholders’ Capital Transactions
Proceeds from sale of shares	43,781,114
Increase in Shareholders’ Capital from capital transactions	43,781,114

Shareholders’ Capital
Beginning of period**	100,000
End of period	$45,366,398

Shares outstanding at August 30, 2019**	10,000
Shares sold	4,294,938
Shares outstanding at March 31, 2020	4,304,938

*

Reflects operations from August 30, 2019 (commencement of operations) to March 31, 2020. Prior to the commencement of operations date, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.

**	The initial Trustee purchased 10,000 shares at a NAV of $10.00 per share.

See accompanying Notes to the Financial Statements.

FlowStone Opportunity Fund

Statement of Cash Flows
For the Period August 30, 2019 to March 31, 2020*

Cash flows from operating activities
Net increase in Shareholders’ Capital from operations	$1,485,284
Adjustments to reconcile net increase in Shareholders’ Capital from operations to net cash used in operating activities:
Purchases of investments in Investment Funds	(10,359,100)
Capital calls made to investment funds	(7,049,623)
Capital distributions received from Investment Funds	23,957
Net realized gain from investments in Investment Funds	(21,807)
Net change in unrealized appreciation/depreciation on investments in Investment Funds	(1,540,319)
Net cash paid for purchases, sales, and maturities of short-term investments	(26,932,041)
Changes in operating assets and liabilities:
(Increase) Decrease in deferred offering costs	(127,835)
(Increase) Decrease in dividends receivable	(15,191)
(Increase) Decrease in due from adviser	(635,123)
Increase (Decrease) in due to adviser	425,514
Increase (Decrease) in shareholders’ capital paid in advance	280,000
Increase (Decrease) in investment advisory fees	179,916
Increase (Decrease) in administration & accounting fees payable	45,750
Increase (Decrease) in transfer agency fees payable	13,333
Increase (Decrease) in chief compliance officer & chief financial officer fee payable	14,105
Increase (Decrease) in professional fees payable	179,830
Increase (Decrease) in trustees’ fees payable	37,220
Increase (Decrease) in incentive fee payable	329,102
Increase (Decrease) in other accrued expenses	65,914
Net cash used in operating activities	(43,601,114)

Cash flows from financing activities
Proceeds from sale of shares	43,781,114
Net cash provided by financing activities	43,781,114

Net change in cash	180,000

Cash at beginning of period	100,000

Cash at End of Period	$280,000

*

Reflects operations from August 30, 2019 (commencement of operations) to March 31,2020. Prior to the commencement of operations date, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.

See accompanying Notes to the Financial Statements.

FlowStone Opportunity Fund

Financial Highlights

For the Period August 30, 2019 (Commencement of Operations) to March 31, 2020
Net asset value per Share, beginning of period (1)	$10.00
Net increase in Shareholders’ Capital from operations:
Net investment loss*	(0.02)
Net realized gain and change in unrealized appreciation/depreciation	0.56
Net increase in Shareholders’ Capital from operations:	0.54
Total distributions	—

Net asset value per Share, end of period	$10.54

Total Return (2) (3)	5.40%

Ratios/Supplemental Data:
Shareholders’ Capital, end of period (in thousands)	$45,366
Ratio of net investment income to average Shareholders’ Capital (4)(8)	0.35%
Ratio of gross expenses to average Shareholders’ Capital (4)(5)(8)	5.65%
Ratio of net expenses to average Shareholders’ Capital (4)(6)(7)(8)	2.82%
Portfolio Turnover (3)	0.00%

*	Per share data is computed using the average shares method.

(1)	The net asset value per Share as of the beginning of the period, August 30, 2019 (Commencement of Operations) represents the initial net asset value per Share of $10.00.

(2)	Total Return based on net asset value per Share is the combination of changes in net asset value per Share and reinvested dividend income at net asset value per Share, if any.

(3)	Not annualized.

(4)	Annualized, except for incentive fees.

(5)	Represents the ratio of expenses to average Shareholders’ Capital absent fee waivers and/or expense reimbursement by the Adviser.

(6)

The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term beginning on the commencement of operations and ending at the end of the Limitation Period to limit the amount of the Fund’s total annual ordinary operating expenses, excluding certain “Specified Expenses” as outlined in the Notes to the Financial Statements.

(7)	The incentive fee of $329,102 is exclusive of the 1.95% expense cap.

(8)

The income and expense ratios do not reflect the Fund’s proportionate share of the net income (loss) and expenses, including incentive fees or allocations, of the Investment Funds. The Investment Funds’ expense ratios, excluding incentive fees or allocations range from 0.00% to 32.87% (unaudited). The Investment Funds’ incentive fees or allocations can be up to 25% of profits earned (unaudited).

See accompanying Notes to the Financial Statements.

FlowStone Opportunity Fund

Notes to the Financial Statements
March 31, 2020

1. Organization

FlowStone Opportunity Fund (the “Fund”) was organized as a Delaware statutory trust on May 23, 2018 and commenced operations on August 30, 2019. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. FlowStone Partners, LLC, an investment adviser registered under the Investment Advisers Act of 1940, as amended, serves as the Fund’s investment adviser (the “Adviser”).

The Fund’s primary investment objective is to generate appropriate risk-adjusted long-term returns by investing in a diversified portfolio of private equity investments. The Fund’s investments are expected to consist primarily of: (i) secondary investments in private equity funds managed by third-party managers; (ii) primary investments in private equity funds managed by third-party managers; and (iii) direct co-investments in the equity and/or debt of operating companies.

The Board of Trustees (the “Board”) of the Fund has overall responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser.

2. Summary of Significant Accounting Policies

The Fund is an investment company and as a result, maintains its accounting records and has presented these financial statements in accordance with the reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”).

A) Valuation of Investment - Pursuant to Fund’s valuation policies, the Board has delegated to the Adviser, the general responsibility for valuation of the investments subject to oversight by the Board. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, generally at an amount equal to the Net Asset Value (“NAV”) of the Fund’s investment in the Investment Funds as determined by the Investment Fund’s general partner or Investment Manager. This is commonly referred to as using NAV as the practical expedient which allows for estimation of the fair value of an investment in an investment entity based on NAV or its equivalent if the NAV of the investment entity is calculated in a manner consistent with ASC 946. Because of the inherent uncertainty of valuations of the investments in the Investment Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Investment Funds existed, and the differences could be material. In accordance with its valuation policies, if no such information is available, or if such information is deemed to not be reflective of fair value by the Adviser, an estimated fair value is determined in good faith by the Adviser pursuant to the Fund’s valuation procedures. All adjustments to fair value made by the Adviser are reviewed and approved by the Fund’s Valuation Committee, subject to Board approval. Investments in open-end investment companies are valued at their reported NAV per share.

B) Use of Estimates - The preparation of the financial statements in accordance with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

C) Income Recognition and Expenses — Income is recognized on an accrual basis as earned. Expenses are recognized on an accrual basis as incurred. The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board. Expenses are subject to the Fund’s Expense Limitation Agreement (see Note 6).

D) Organizational and Offering Costs - Organizational expenses consist of costs incurred to establish the Fund and enable it to legally to do business. These expenses are paid by the Fund and charged to expenses as incurred. Offering costs include registration fees and fees regarding the preparation and printing of the initial registration statement. Offering costs are accounted for as deferred costs until operations begin and are then amortized over twelve months on a straight-line basis.

3. Risk Associated with Investments in Investment Funds

A) Dependence on the Investment Fund Managers - Because the Fund invests in Investment Funds, a Shareholder’s investment in the Fund will be affected by the investment policies and decisions of the Investment Fund Manager of each Investment Fund in direct proportion to the amount of Fund assets that are invested in each Investment Fund. The Fund’s net

FlowStone Opportunity Fund

Notes to the Financial Statements
March 31, 2020 (continued)

asset value may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Investment Funds invest and the financial condition and prospects of issuers in which the Investment Funds invest. The success of the Fund depends upon the ability of the Investment Fund Managers to develop and implement strategies that achieve their investment objectives. Shareholders will not have an opportunity to evaluate the specific investments made by the Investment Funds or the Investment Fund Managers, or the terms of any such investments. In addition, the Investment Fund Managers could materially alter their investment strategies from time to time without notice to the Fund. There can be no assurance that the Investment Fund Managers will be able to select or implement successful strategies or achieve their respective investment objectives.

B) Investment Funds Not Registered - The Fund is registered as an investment company under the Investment Company Act. The Investment Company Act is designed to afford various protections to investors in pooled investment vehicles. For example, the Investment Company Act imposes limits on the amount of leverage that a registered investment company can assume, restricts layering of costs and fees, restricts transactions with affiliated persons and requires that the investment company’s operations be supervised by a board of managers, a majority of whose members are independent of management. However, most of the Investment Funds in which the Fund invests are not subject to the provisions of the Investment Company Act. Many Investment Fund Managers may not be registered as investment advisers under the Advisers Act. As an indirect investor in the Investment Funds managed by Investment Fund Managers that are not registered as investment advisers, the Fund will not have the benefit of certain of the protections of the Advisers Act. The Investment Funds generally are exempted from regulation under the Investment Company Act because they permit investment only by investors who meet very high thresholds of investment experience and sophistication, as measured by net worth. The Fund’s investment qualification thresholds are generally lower. As a result, the Fund provides an avenue for investing in Investment Funds that would not otherwise be available to certain investors. This means that investors who would not otherwise qualify to invest in largely unregulated vehicles will have the opportunity to make such an investment through the Fund.

C) Maintenance of securities and other assets in the custody of a bank - The Investment Funds typically do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange, as generally required of registered investment companies, in accordance with certain SEC rules. A registered investment company which places its securities in the custody of a member of a securities exchange is required to have a written custodian agreement, which provides that securities held in custody will be at all times individually segregated from the securities of any other person and marked to clearly identify such securities as the property of such investment company and which contains other provisions designed to protect the assets of such investment company. The Investment Funds in which the Fund will invest may maintain custody of their assets with brokerage firms which do not separately segregate such customer assets as would be required in the case of registered investment companies, or may not use a custodian to hold their assets. Under the provisions of the Securities Investor Protection Act of 1970, as amended, the bankruptcy of any brokerage firm used to hold Investment Fund assets could have a greater adverse effect on the Fund than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies. There is also a risk that an Investment Fund Manager could convert assets committed to it by the Fund to its own use or that a custodian could convert assets committed to it by a Investment Fund Manager to its own use. There can be no assurance that the Investment Fund Managers or the entities they manage will comply with all applicable laws and that assets entrusted to the Investment Fund Managers will be protected.

D) Investment Funds are Generally Non-diversified - While there are no regulatory requirements that the investments of the Investment Funds be diversified, some Investment Funds may undertake to comply with certain investment concentration limits. Investment Funds may at certain times hold large positions in a relatively limited number of investments. Investment Funds may target or concentrate their investments in particular markets, sectors or industries. Those Investment Funds that concentrate in a specific industry or target a specific sector will also be subject to the risks of that industry or sector, which may include, but are not limited to, rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry and sensitivity to overall market swings. As a result, the net asset values of such Investment Funds may be subject to greater volatility than those of investment companies that are subject to diversification requirements and this may negatively impact the net asset value of the Fund.

E) Investment Funds’ Securities are Generally Illiquid - The securities of the Investment Funds in which the Fund invests or plans to invest will generally be illiquid. Subscriptions to purchase the securities of Investment Funds are generally subject to restrictions or delays. Similarly, the Fund may not be able to dispose of Investment Fund interests that it has purchased in a timely manner and, if adverse market conditions were to develop during any period in which the Fund is unable to sell Investment Fund interests, the Fund might obtain a less favorable price than that which prevailed when it acquired or subscribed for such interests, and this may negatively impact the net asset values of the Fund.

FlowStone Opportunity Fund

Notes to the Financial Statements
March 31, 2020 (continued)

F) Investment Fund Operations Not Transparent - The Adviser does not control the investments or operations of the Investment Funds. An Investment Fund Manager may employ investment strategies that differ from its past practices and are not fully disclosed to the Adviser and that involve risks that are not anticipated by the Adviser. Some Investment Fund Managers may have a limited operating history, and some may have limited experience in executing one or more investment strategies to be employed for a Investment Fund. Furthermore, there is no guarantee that the information given to the Administrator and reports given to the Adviser with respect to the Fund Investments will not be fraudulent, inaccurate or incomplete.

4. Capital Share Transactions

The offering of shares of beneficial interest in the Fund (the “Shares”) is registered under the Securities Act of 1933, as amended. The initial offering of Shares was made at the initial NAV per Share of $10.00 on August 30, 2019, and thereafter Shares are expected to be offered quarterly thereafter at the NAV per Share as of the date such Shares are purchased.

The Board may, from time to time and in its sole discretion, cause the Fund to repurchase Shares from Shareholders pursuant to written tenders by Shareholders at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Shares, the Board considers the recommendation of the Adviser, as well as a variety of other operational, business and economic factors. The Adviser anticipates recommending to the Board that, under normal market circumstances, the Fund conduct repurchase offers of no more than 5% of the Fund’s net assets beginning on or about the first day of the calendar quarter immediately following the first anniversary of commencement of operations, and thereafter quarterly on or about each January 1, April 1, July 1 and October 1. A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Shares from a Shareholder at any time prior to the day immediately preceding the first anniversary of the Shareholder’s purchase of such Shares.

5. Fair Value Disclosures

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

●	Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date

●	Level 2 - Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active

●	Level 3 - Inputs that are unobservable

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine fair value based on its own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement; however, the determination of what constitutes “observable” requires significant judgment by the Valuation Committee. The Valuation Committee considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. Private equity funds are generally restricted securities that are subject to substantial holding periods and restrictions on resale and are not traded in public markets. Accordingly, the Fund may not be able to resell such investments for extended periods, if at all.

As the Fund uses the NAV as a practical expedient to determine the fair value of certain Private Equity Investments, these investments have not been classified in the U.S. GAAP fair value hierarchy. As of March 31, 2020, $18,747,987 was fair valued utilizing NAV as practical expedient.

FlowStone Opportunity Fund

Notes to the Financial Statements
March 31, 2020 (continued)

The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of March 31, 2020:

Investments	Level 1	Level 2	Level 3	Total
Investment Funds	$—	$—	$198,905	$198,905
Short-Term Investments	26,932,041	—	—	26,932,041
NAV as a practical expedient	—	—	—	18,747,987
Total	$26,932,041	$—	$198,905	$45,878,933

During the period ended March 31, 2020, the Fund did not have any transfers between any of the levels of the fair value hierarchy. The Fund records all transfers at the end of each reporting period.

6. Investment Management Fee and Other Expenses

A) Investment Advisory Fee - The Fund has entered into an investment management fee (the “Investment Management Fee”) with the Adviser. In consideration of services provided, the Fund pays the Adviser a quarterly Investment Management Fee equal to 1.25% on an annualized basis of the greater of (i) the Fund’s net asset value and (ii) the Fund’s net asset value less cash and cash equivalents plus the total of all commitments made by the Fund that have not yet been drawn for investment. In no event will the Investment Management Fee payable by the Fund exceed 1.75% as a percentage of the Fund’s net asset value. For purposes of determining the Investment Management Fee payable to the Adviser for any quarter, net asset value is calculated prior to any reduction for any fees and expenses of the Fund for that quarter, including, without limitation, the Investment Management Fee payable to the Adviser for that quarter. The Adviser has agreed, from the commencement of operations until August 29, 2020, to contractually waive fees payable to it by the Fund on Fund assets held in cash or cash equivalents less the total amount of capital committed by the Fund and not yet drawn for investment. For the period ended March 31, 2020, the Fund incurred $294,634 in investment management fees.

In addition, at the end of each calendar quarter of the Fund, the Adviser will be entitled to receive an Incentive Fee equal to 10% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account (as defined below). For the purposes of the Incentive Fee, the term “net profits” shall mean the amount by which the net asset value of the Fund on the last day of the relevant period exceeds the net asset value of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses). The Fund will maintain a memorandum account (the “Loss Recovery Account”), which will have an initial balance of zero and will be (i) increased upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, and (ii) decreased (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. Shareholders will benefit from the Loss Recovery Account in proportion to their holdings of Shares. For the period ended March 31, 2020, the Fund incurred $329,102 in incentive fees.

The Adviser has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, certain transaction-related expenses, extraordinary expenses, and the Incentive Fee) do not exceed 1.95% on an annualized basis (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of recoupment. The Expense Limitation Agreement also provides that, from the commencement of operations until the first anniversary of the commencement of operations (August 30, 2019), the Adviser agrees to waive fees payable to it by the Fund on assets held in cash or cash equivalents less the total amount of capital committed by the Fund and not yet drawn for investment. The Expense Limitation Agreement will continue until at least August 29, 2020, and will automatically renew thereafter for consecutive twelve-month terms, provided that such continuance is specifically approved at least annually by a majority of the Trustees. The Expense Limitation Agreement may be terminated by the Fund’s Board of Trustees upon thirty days’ written notice to the Adviser.

FlowStone Opportunity Fund

Notes to the Financial Statements
March 31, 2020 (continued)

For the period ended March 31, 2020, the Adviser waived fees in the amount of $608,342, of which $493,624 is subject to recoupment. Of the $493,624 waived fees eligible for recoupment, $60,667 expires on September 30, 2022, $171,815 expires on December 31, 2022 and $261,142 expires on March 31, 2023. The waiver of $114,718 is not eligible for recoupment. Previously waived organizational fees of $141,500 are subject to recoupment which expires on August 29, 2022.

B) Administration, Accounting, and Transfer Agent Fees - Pursuant to an agreement between the Fund and UMB Fund Services (“Administrator”), the Administrator provides administration, fund accounting, and assists with compliance services to the Fund. The Fund pays the Administrator a basis point fee, subject to fee minimums, for various administration, fund accounting, investor accounting and taxation services, to the Fund as well as certain out of pocket expenses.

C) Distribution - Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of the Fund’s shares of beneficial interest on a best effort basis, subject to various conditions. The Distributor may retain additional unaffiliated broker-dealers to assist in the distribution of Fund shares.

D) Chief Compliance Officer and Chief Financial Officer Fees - Forside Fund Officer Services, LLC provides chief compliance officer and chief financial officer services to the Fund under a Fund CCO Agreement and a Fund CFO Agreement.

E) Custodian Fees - UMB Bank N.A. serves as the custodian for the Fund’s assets and is responsible for maintaining custody of the Fund’s cash.

7. Offering Costs

Offering costs include registration fees and fees regarding the preparation and printing of the initial registration statement. Offering costs are accounted for as deferred costs until operations begin and are then amortized over twelve months on a straight-line basis. As of March 31, 2020, $127,835 of offering costs remains as an unamortized deferred asset, while $179,979 has been expensed subject to the Fund’s Expense Limitation Agreement.

8. Federal Income Taxes

It is the Fund’s intention to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to a regulated investment company (“RIC”). The Fund intends to continue to operate so as to qualify to be taxed as a RIC under the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, among other requirements, the Fund is required to distribute at least 90% of its investment company taxable income, as defined by the Code. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. While the Fund intends to distribute substantially all of its taxable net investment income and capital gains, if any, in a manner necessary to minimize the imposition of a 4% excise tax, there can be no assurance that it will avoid any or all of the excise tax. In such event, the Fund will be liable only for the amount by which it does not meet the foregoing distribution requirements. The Fund has adopted September 30 as its tax year end.

If the Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Fund were ineligible to or otherwise were not to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions out of earnings and profits would be taxable to Shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment under Subchapter M.

In accounting for income taxes, the Fund follows the guidance in FASB ASC Codification 740, as amended by ASU 2009-06, “Accounting for Uncertainty in Income Taxes” (“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has concluded, there were no uncertain tax positions as of March 31, 2020 for federal income tax purposes or in, the Fund’s major state and local tax jurisdiction of Delaware.

Because U.S. federal income tax regulations differ from U.S. GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some

FlowStone Opportunity Fund

Notes to the Financial Statements
March 31, 2020 (continued)

time in the future. The tax basis components of distributable earnings may differ from the amounts reflected in the Statement of Assets, Liabilities and Shareholders’ Capital due to temporary book/tax differences arising primarily from partnership investments. These amounts will be finalized before filing the Fund’s federal tax return.

At March 31, 2020, gross unrealized appreciation and depreciation of investments and short-term investments, based on cost for federal income tax purposes based on cost for federal income tax purposes, as of September 30, 2019 were as follows:

Cost of investments	$44,338,614
Gross unrealized appreciation	$3,052,559
Gross unrealized depreciation	(1,512,240)
Net unrealized appreciation on investments	$1,540,319

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Accounting principles generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2019, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income (loss) and accumulated realized gain (loss) as follows:

Increase (Decrease)
Paid-In Capital	Total Distributable Earnings
$(12,214)	$12,214

As of September 30, 2019 the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$9,362
Undistributed long-term gains	—
Tax accumulated earnings	9,362
Accumulated capital and other losses	—
Unrealized appreciation	—
Total accumulated earnings	$9,362

The tax character of the distribution paid during the fiscal year ended September 30, 2019 were as follows:

Distributions paid from:	2019
Ordinary income	$—
Net long term capital gains	—
Total distributions paid	$—

9. Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the period ended March 31, 2020 were $17,408,723 and $0, respectively.

FlowStone Opportunity Fund

Notes to the Financial Statements
March 31, 2020 (continued)

10. Indemnification

Under the Fund’s organizational documents, its officers and Board of Trustees are indemnified against certain liabilities arising out of the performance of their services to the Fund. In addition, in the normal course of business, the Fund may enter into contracts and agreements that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

11. Commitments

As of March 31, 2020, the Fund had outstanding investment commitments to Investment Funds totaling approximately $9,545,199.

12. Recent events impacting the securities markets

A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has spread internationally. The outbreak and efforts to contain its spread have resulted in closing borders and quarantines, restricting international and domestic travel, enhanced health screenings, cancellations, disrupted supply chains and customer activity, responses by businesses (including changes to operations and reducing staff), and have produced general concern and uncertainty.

The impact of the coronavirus pandemic, and other epidemics and pandemics that may arise in the future, could adversely affect national and global economies, individual companies and the market in general in a manner and for a period of time that cannot be foreseen at the present time. Health crises caused by the recent outbreak may heighten other preexisting political, social and economic risks in a country or region. Governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve, have in the past responded to major economic disruptions with changes to fiscal and monetary policy, including but not limited to, direct capital infusions, new monetary programs, and dramatically lower interest rates. Certain of those policy changes are being implemented or considered in response to the coronavirus outbreak. Such policy changes may adversely affect the value, volatility and liquidity of dividend and interest paying securities. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments. In the event of a pandemic or an outbreak, there can be no assurance that the Fund and its service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. A pandemic or disease could also impair the information technology and other operational systems upon which the Fund’s investment adviser rely, and could otherwise disrupt the ability of the Fund’s service providers to perform essential tasks. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. To the extent the Fund may overweight its investments in certain countries, companies, industries or market sectors, such position will increase the Fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors. These conditions could result in the Fund’s inability to achieve its investment objectives, adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, negatively impact the Fund’s performance, and cause losses on your investment in the Fund.

13. Subsequent Events

The Fund has evaluated subsequent events through the date the financial statements were issued, and has determined that there were no other subsequent events that require disclosure in or adjustment to the financial statements.

FlowStone Opportunity Fund

Report of Independent Registered Public Accounting Firm
March 31, 2020

To the Board of Trustees and Shareholders of FlowStone Opportunity Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities, and shareholders’ capital, including the schedule of investments, of FlowStone Opportunity Fund (the “Fund”) as of March 31, 2020, and the related statements of operations, changes in shareholders’ capital, and cash flows, including the related notes, and the financial highlights for the period August 30, 2019 (commencement of operations) through March 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2020, and the results of its operations, changes in its shareholders’ capital, its cash flows and the financial highlights for the period August 30, 2019 (commencement of operations) through March 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian and underlying investment fund managers; when replies were not received from the underlying investment fund managers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Chicago, Illinois
May 29, 2020

We have served as the Fund’s auditor since 2018.

FlowStone Opportunity Fund

Other Information
March 31, 2020 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund c/o UMB Fund Services, by telephone at 1-888-799-0799 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available, without charge and upon request, on the SEC’s website at www.sec.gov.

Tax Information

For the year ended September 30, 2019, 0% of the dividends to be paid from net investment income, including short-term capital gains from the Fund (if any), are designated as qualified dividend income.

For the year ended September 30, 2019, 0% of the dividends to be paid from net investment income, including short-term capital gains from the Fund (if any), are designated as dividends received deduction available to corporate shareholders.

For the year ended September 30, 2019, the Fund designates $0 as long-term capital gain distributions.

FlowStone Opportunity Fund

Fund Management
March 31, 2020 (Unaudited)

INDEPENDENT TRUSTEES
NAME, ADDRESS^ AND YEAR OF BIRTH	POSITION(S) WITH THE FUND	LENGTH OF TIME SERVICED*	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS** HELD BY THE TRUSTEE	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE OR OFFICER	OTHER DIRECTORSHIPS HELD BY THE TRUSTEE
Jason S. Gull Birth year: 1970	Trustee	Since Inception	Partner, Head of Secondary Investments, and Member of the Executive Committee at Adams Street Partners, LLC (2004-2016).	1

Trustee, Utah School & Institutional Trust Funds Office; Advisory Board Member, Cougar Capital, a Brigham Young University affiliated investment fund; Member of the Brigham Young University Marriott School of Business National Advisory Council.

Craige L. Stout Birth year: 1962	Trustee	Since Inception	CEO, Stout Risius Ross, LLC (since 1991).	1	None
Michael H. Moskow Birth year: 1938	Trustee	Since Inception	Consultant, Board and Advisory Board Member, and Board Member, Taylor Capital Group (since 2008-2014).	1

CityBase, Board Member; Discover Financial, Inc., Board Member; Educational Corporation of America, Board Member; National Futures Association, Board Member; and Commonwealth Edison, a subsidiary of Exelon, Board Member.

Marek Herchel Birth year: 1976	Trustee	Since Inception	Head of Americas, MLC Private Equity, nabSecurities, LLC since June 2017; Managing Director, AlpInvest Partners, The Carlyle Group (from 2011-2017).	1	None

^	The address for each Independent Trustee is c/o Joshua Deringer, Faegre Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103-6996.

*	Each Trustee serves an indefinite term, until his or her successor is elected.

*

Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives an annual retainer of $5,000 per year. In addition, the Fund pays an additional retainer of $5,000 per year to the Chairman of the Board, Chairman of the Audit Committee, and to the Chairman of the Valuation Committee. Trustees will also receive $2,500 for each in-person quarterly meeting. Trustees that are interested persons will not be compensated by the Fund. The Trustees do not receive any pension or retirement benefits. Collectively, the Independent Trustees were paid $58,470 in retainer and meeting fees during the fiscal period year ended March 31, 2020.

**

Includes any company with a class of securities registered pursuant to Section 12 of the Exchange Act of 1934, as amended (the “Exchange Act”), or subject to the requirements of Section 15(d) of the Exchange Act or any company registered under the Investment Company Act.

FlowStone Opportunity Fund

Fund Management
March 31, 2020 (Unaudited) (continued)

INTERESTED TRUSTEES AND OFFICERS
NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) WITH THE FUND	LENGTH OF TIME SERVICED*	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS** HELD BY THE TRUSTEE	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE OR OFFICER	OTHER DIRECTORSHIPS HELD BY THE TRUSTEE DURING THE PAST 5 YEARS
Scott P. Conners Birth year: 1968 29 Lucy Way Simsbury, CT 06070	Trustee; President	Since Inception	Managing Director, FlowStone Partners, LLC (since March 2019); Managing Director, Cresset SPG, LLC, from 2017 to 2019; Partner and Member of the Private Equity Investment Committee at Landmark Partners, LLC from 2003-2015 (employee since 1993)	1	Board Chair and Board Member, Hartford Youth Scholars; Board Member, University of Maine at Farmington Board of Visitors; Board Member and Treasurer, Simsbury Little League
Avy Stein Birth year: 1955 c/o Cresset Capital Management, LLC 444 W. Lake Street Suite 4700 Chicago, IL 60606	Trustee	Since Inception	Co-Chairman at Cresset Capital Management (since 2017); Chief Executive Officer at Willis Stein and Partners (1994-2017); Co-Founder at Lincoln Clean Energy (through 2016)	1

Board Member, HilCo Global; Trustee, Treasurer, and Chairman of the Investment Committee, Ravinia Festival; Member, Harvard Law School Leadership Council; Director, Western Golf Association; Lead Director, Interval Leisure Group

Eric Becker Birth year: 1962 c/o Cresset Capital Management, LLC 444 W. Lake Street Suite 4700 Chicago, IL 60606	Trustee	Since Inception	Co-Chairman at Cresset Capital Management (since 2017); Chairman at Caretta Group (since 2014); Chairman at Vennpoint Real Estate (since 2014); Senior Managing Director and Co-Founder at Sterling Partners	1

Board Member, Kuvare Holdings; Advisory Board Member, Chesapeake Spice Company; Advisory Board Member, Dorsar Family Office; Board Member, Roti Modern Mediterranean Restaurants, Board Member, Eastman Egg Company; Board Member, HiTech Corp.; Board Member, Viewpost; Board Member, Living Classrooms Foundation; Board Member, Karma for Cara Foundation; Board Member, Admirals Cove Foundation; Board Member, Chicago Ideas Week

FlowStone Opportunity Fund

Fund Management
March 31, 2020 (Unaudited) (continued)

INTERESTED TRUSTEES AND OFFICERS (CONTINUED)
NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) WITH THE FUND	LENGTH OF TIME SERVICED*	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS** HELD BY THE TRUSTEE	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE OR OFFICER	OTHER DIRECTORSHIPS HELD BY THE TRUSTEE DURING THE PAST 5 YEARS
Trent Statczar^ Birth year: 1971 690 Taylor Road Suite 210 Gahana, OH 43230	Chief Financial Officer; Treasurer	Since Inception	Fund Principal Financial Officer at Foreside Fund Officer Services, LLC (since 2016); Director, PFO Services at Beacon Hill Fund Services (2008-2016)	1	N/A
Brandon Kipp^ Birth year: 1983 690 Taylor Road Suite 210 Gahanna, OH 43230	Chief Compliance Officer	Since May 2019	Director, Foreside Financial Group, LLC (since 2019); Senior Fund Compliance Officer, Ultimus Fund Solutions, LLC (from July 2017 to May 2019); Assistant Vice President and Compliance Manager, UMB Fund Services, Inc. (March 2014 to July 2017).	1	N/A
William S. Bertha Birth year: 1990 520 W. Huron St. Unit 405 Chicago, IL 60654	Secretary	Since Inception	Senior Associate at FlowStone Partners, LLC since March 2019; Senior Associate at Cresset SPG, LLC from 2018 to 2019; Associate at Adams Street Partners (2017-2018); Analyst at Northwestern Mutual Capital (2014-2017)	1	N/A

*	Each Trustee/Officer serves an indefinite term, until his or her successor is elected.

**

Includes any company with a class of securities registered pursuant to Section 12 of the Exchange Act or subject to the requirements of Section 15(d) of the Exchange Act or any company registered under the Investment Company Act.

^

Foreside Fund Officer Services, LLC provides chief compliance officer and chief financial officer services to the Fund under a Fund CCO Agreement and Fund CFO/Treasuer Agreement. Messrs. Statczar and Kipp are employees of Foreside Fund Officer Services, LLC.

FlowStone Opportunity Fund

Privacy Notice
March 31, 2020 (Unaudited)

PRIVACY NOTICE

FACTS	WHAT DOES FLOWSTONE OPPORTUNITY FUND (“FLOWSTONE”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and name

● Address, phone number and e-mail address

● Transactions and account balances

When you are no longer our customer, we may continue to share your information as described in this notice.

How?

All financial companies need to share personal information to run their everyday business. In the section below, we list the reasons financial companies can share their personal information; the reasons we choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does FlowStone share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	No
For non-affiliates to market to you	No	No

Questions?	Call 1-888-799-0799 or go to www.flowstonepartners.com

FlowStone Opportunity Fund

Privacy Notice
March 31, 2020 (Unaudited) (continued)

Who We Are
Who is providing this notice?	FlowStone Opportunity Fund (“FlowStone”)
What We Do
How does FlowStone protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured fi les and buildings.

We restrict access to information about you to those employees we determine need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards to protect this information.

We continuously assess new technology for protecting information and upgrade our systems where appropriate.

How does FlowStone collect my personal information?	We collect your personal information, for example, when you establish your investment or give us contact information.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes — information about your creditworthiness

● affiliates from using your information to market to you

● sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
For Other Important Information
For helpful information about identity theft, visit the Federal Trade Commission’s (FTC) consumer website at www.ftc.gov/idtheft.

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ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Mr. Michael Moskow is qualified to serve as the audit committee financial expert serving on its audit committee and that Mr. Michael Moskow is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

In February 2020, PricewaterhouseCoopers LLP ("PwC") identified that it was providing tax services in violation of Public Company Accounting Oversight Board (“PCAOB”) Rule 3523, Tax Services for Persons in Financial Reporting Oversight Roles (“PCAOB Rule 3523”), which prohibits the provision of tax services to an individual in a Financial Reporting Oversight Role at an SEC audit client that is an issuer. PwC prepared the 2018 tax return for an individual who was in a Financial Reporting Oversight Role while engaged as the Fund’s independent registered public accountant. PwC ceased providing the tax services upon identification of the violation, terminating any potential mutuality or conflict of interest from the provision of the service. In considering the impact of the service on PwC’s objectivity and impartiality, PwC and the Fund’s Audit Committee considered mitigating factors to support their conclusion that PwC was and remains capable of exercising objective and impartial judgment in connection with the audits of the Fund’s financial statements as of March 31, 2020 and for the period August 30, 2019 (commencement of operations) through March 31, 2020. These mitigating factors include: the services did not place PwC in a position of auditing its own work, PwC did not act in the capacity of management or an employee of the Fund and PwC did not advocate for the Fund.

Audit Fees

(a) The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagement for the fiscal period is $180,000 for the fiscal year ended March 31, 2020.

Audit-Related Fees

(b) The aggregate fees billed for each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2020.

Tax Fees

(c) The aggregate fees billed for the fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning is $16,000 for the fiscal year ended March 31, 2020.

All Other Fees

(d) The aggregate fees billed for each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended March 31, 2020.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 100%

(d) 0%

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal year for the registrant was $16,000 for the fiscal year ended March 31, 2020.

(h) The Audit Committee considered the non-audit services rendered to the registrant's investment adviser and believes the services are compatible with the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Proxy Voting Policies and Procedures Summary

Investments in the Investment Funds do not typically convey traditional voting rights, and the occurrence of corporate governance or other consent or voting matters for this type of investment is substantially less than that encountered in connection with registered equity securities. However, FlowStone Opportunity Fund (the “Fund”) may occasionally receive notices or proposals from its Investment Funds seeking the consent of or voting by holders (“proxies”). The Fund has delegated any voting of proxies in respect of portfolio holdings to FlowStone Partners, LLC (the “Adviser”) to vote the proxies in accordance with the Adviser’s proxy voting guidelines and procedures. In general, the Adviser believes that voting proxies in accordance with the policies described below will be in the best interests of the Fund.

The Adviser will generally vote to support management recommendations relating to routine matters, such as the election of board members (where no corporate governance issues are implicated) or the selection of independent auditors. The Adviser will generally vote in favor of management or investor proposals that the Adviser believes will maintain or strengthen the shared interests of investors and management, increase value for investors and maintain or increase the rights of investors. On non-routine matters, the Adviser will generally vote in favor of management proposals for mergers or reorganizations and investor rights plans, so long as it believes such proposals are in the best economic interests of the Fund. In exercising its voting discretion, the Adviser will seek to avoid any direct or indirect conflict of interest presented by the voting decision. If any substantive aspect or foreseeable result of the matter to be voted on presents an actual or potential conflict of interest involving the Adviser, the Adviser will make written disclosure of the conflict to the Independent Trustees indicating how the Adviser proposes to vote on the matter and its reasons for doing so.

The Fund intends to hold its interests in the Investment Funds in non-voting form. Where only voting securities are available for purchase by the Fund, in all, or substantially all, instances, the Fund will seek to create by contract the same result as owning a non-voting security by entering into a contract, typically before the initial purchase, to relinquish the right to vote in respect of its investment.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The following table provides biographical information about the members of the Adviser who are primarily responsible for the day-to-day portfolio management of the Fund as of March 31, 2020:

Name of Portfolio Manager	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years
Scott P. Conners, CFA	Managing Director and President	Since Inception	Managing Director, FlowStone Partners, LLC (since March 2019); Managing Director, Cresset SPG, LLC, from 2017 to 2019; Partner and Member of the Private Equity Investment Committee at Landmark Partners, LLC from 2003-2015 (employee since 1993)
Andreas Münderlein	Managing Director	Since Inception	Managing Director, FlowStone Partners, LLC (since March 2019), Investment Manager, Partners Group (2002 to 2019)
Michael A. Carrano	Managing Director	Since Inception	Managing Director, FlowStone Partners, LLC (since March 2019), Managing Director Landmark Partners

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table shows information regarding accounts (other than the Fund) managed by Scott Conners, Münderlein , and Michael A. Carrano as of March 31, 2020:

	Number of Accounts*	Total Assets in Accounts* ($ Million)
Registered Investment Companies	-	$-
Other Pooled Investment Vehicles	-	$-
Other Accounts	-	$-

*	as of June 4, 2020, the most recent available financial information

Conflicts of Interest

The Adviser may, from time to time, be presented with investment opportunities that fall within the investment objective of the Fund and other investment funds and/or accounts managed by the Adviser, and in such circumstances the Adviser will allocate such opportunities among the Fund and such other funds and/or accounts under procedures intended to result in allocations that are fair and equitable taking into account the sourcing of the transaction, the nature of the investment focus of each fund, including the Fund, and/or account, the relative amounts of capital available for investment, and other considerations deemed relevant by the Adviser in good faith. Where there is an insufficient amount of an investment opportunity to satisfy the Fund and other investment funds and/or accounts managed by the Adviser, the allocation policy provides that allocations between the Fund and other investment funds and/or accounts will generally be made pro rata based on the amount that each such party would have invested if sufficient amounts of an investment opportunity were available. The Adviser’s allocation policy provides that in circumstances where pro rata allocation is not practicable or possible, investment opportunities will be allocated on a random or rotational basis that is fair and equitable over time. In addition, the Adviser’s Investment Committee will review allocations. Not all other investment funds and/or accounts managed by Adviser have the same fees and certain other investment funds and/or accounts managed by the Adviser may have a higher management fee than the Fund or a performance-based fee. If the fee structure of another investment fund and/or account is more advantageous to the Adviser than the fee structure of the Fund, the Adviser could have an incentive to favor the other fund and/or account over the Fund.

(a)(3) Compensation of the Portfolio Management Team Portfolio Manager Compensation Structure

The compensation of each portfolio manager is typically comprised of a fixed annual salary and a discretionary annual bonus determined by the Adviser. In addition, each portfolio manager may be eligible to receive a share of any fees or carried interest earned by the Adviser in any given year. Such amounts are payable by the Adviser and not by the Fund.

(a)(4) Disclosure of Securities Ownership

Portfolio Management Team’s Ownership of Shares

The following table sets forth the dollar range of equity securities beneficially owned by each Portfolio Manager in the Fund as of March 31, 2020:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Scott P. Conners	263,500
Andreas Münderlein	105,400
Michael A. Carrano	None

(b) Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant’s nominating and governance committee accepts and reviews shareholder nominations for trustees. A shareholder nomination for trustee may be submitted to the registrant by sending the nomination to the nominating and governance committee. The nominating and governance committee will evaluate candidates recommended by management of the registrant and by shareholders in a similar manner, as long as the recommendation submitted by a shareholder includes at a minimum: the name, address and telephone number of the recommending shareholder and information concerning the shareholder’s interests in the registrant in sufficient detail to establish that the shareholder held shares on the relevant record date; and the name, address and telephone number of the recommended nominee and information concerning the recommended nominee’s education, professional experience, and other information that might assist the nominating and governance committee in evaluating the recommended nominee’s qualifications to serve as a trustee.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of ethics or any amendments thereto, that is subject to disclosure required by item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	FlowStone Opportunity Fund

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar, Chief Financial Officer, Treasurer
(Principal Financial Officer)

Date	June 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott Conners
Scott Conners, President
(Principal Executive Officer)

Date	June 8, 2020

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar, Chief Financial Officer, Treasurer
(Principal Financial Officer)

Date	June 8, 2020

*	Print the name and title of each signing officer under his or her signature.